EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended		4 Months Ended	12 Months Ended
	Sep. 27, 2020	Apr. 04, 2021	Jan. 03, 2021	Jan. 03, 2021	Dec. 29, 2019	Dec. 30, 2018
Numerator
Net loss attributable to common stockholders		$ (22,529)		$ (100,040)
Denominator
Weighted average common shares, basic (in shares)		75,927,005
Basic and Diluted (in dollars per share)	$ (0.31)	$ (0.30)	$ (1.32)	$ (1.64)
Effect of dilutive securities
Antidilutive securities excluded from diluted earnings per share calculation (in shares)		5,693,633		9,448,807
Net loss (income) attributable to noncontrolling interest		$ (820)		$ (7,971)	$ 2,808	$ 2,856
Common Class V
Effect of dilutive securities
Common stock issued (in shares)		60,349,000	60,349,000	60,349,000
Net loss (income) attributable to noncontrolling interest		$ 800
Warrants
Effect of dilutive securities
Antidilutive securities excluded from diluted earnings per share calculation (in shares)		4,092,590		8,095,866
2020 LTIP RSUs
Effect of dilutive securities
Antidilutive securities excluded from diluted earnings per share calculation (in shares)		1,307,549		1,151,262
Initial Grant RSUs
Effect of dilutive securities
Antidilutive securities excluded from diluted earnings per share calculation (in shares)		57,742		26,923
Diluted Earnings Per Share Computation Excludes the Effect of Certain RSUs Granted to Directors and Management which convert to Class A Common Stock Upon Vesting		50.00%
PSUs
Effect of dilutive securities
Antidilutive securities excluded from diluted earnings per share calculation (in shares)		142,541		140,076
Stock options
Effect of dilutive securities
Antidilutive securities excluded from diluted earnings per share calculation (in shares)		93,211		34,680